Real Estate Notes Receivable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Real Estate Notes Receivable, Net [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable	Real estate notes receivable consisted of the following as of June 30, 2013 and December 31, 2012 (in thousands):

	June 30, 2013	December 31, 2012
Real estate notes receivable	$20,000	$20,000

Real estate notes receivable consisted of the following as of December 31, 2012 and 2011 (in thousands):

	December 31,
	2012	2011
Real estate notes receivable	$20,000	$61,150
Notes receivable closing costs, net	—	324
Net discount	—	(4,015)
Total	$20,000	$57,459